ORGANIZATION AND DESCRIPTION OF THE BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Mangoceuticals, Inc. (“Mangoceuticals” or the “Company”), was incorporated in the State of a Texas on October 7, 2021, with the intent of focusing on developing, marketing, and selling a variety of men’s wellness products and services via a telemedicine platform. To date, the Company has identified men’s wellness telemedicine services and products as a growing sector in the most recent years and especially related to the areas of erectile dysfunction (“ED”), hair loss, testosterone replacement or enhancement therapies, and weight management treatments. In this regard, we have developed and are commercially marketing a brand of ED products under the brand name “Mango,” a brand of hair loss products under the brand name “Grow,” a brand of hormone balance and therapy products under the name “Mojo,” and a brand of weight loss products under the brand name “Slim” (Mango, Grow, Mojo, and Slim are collectively referred to as the “Compounded Products”).

The Company is also marketing and selling a U.S. Food and Drug Administration (“FDA”) approved form of oral testosterone undecanoate to treat low testosterone in men and as a form of Testosterone Replacement Therapy (TRT), developed and produced by Marius Pharmaceuticals, Inc. under the brand name “Prime” powered by Kyzatrex® (“Prime”) (Prime and our Compounded Products collectively referred to as the “Pharmaceutical Products”).

The Company, through the patent portfolio acquired as part of the Intramont IP Purchase Agreement (as further described below), is in the process of conducting Phase II clinical trials and efficacy studies to determine the effectiveness of its patented respiratory illness prevention technology against the likes of the influenza A virus (H1N1) and avian influenza (H5N1). The studies are anticipated to be completed in the 3rd quarter of 2025 which will then determine the Company’s next steps in its commercialization and monetization efforts.

The Company, through its Master Distribution Agreement with Propre Energie, Inc. (as further described below) intends to license certain intellectual property and patent rights from Propre relating to clinically proven, plant-based formulations targeting hyperpigmentation, dark spots, uneven skin tone, and skin brightening through advanced solutions marketed under the brand Dermytol® (“Dermytol”). The Company is in the process of preparing its marketing and distribution strategy for Dermytol and intends to commence operations under this agreement in the 1st quarter of 2026.

The Company’s Compounded Products are produced at and fulfilled by a related party compounding pharmacy using a proprietary combination of FDA approved ingredients which are available to patients on the determination of a prescribing physician that the compounded drug is necessary for the individual patient. Mangoceuticals is currently marketing and selling the Pharmaceutical Products exclusively online via its website at www.MangoRx.com. Product availability varies by state with additional details available on our website.

Initial Public Offering. In March 2023, the Company completed an initial public offering (the “IPO”), in which the Company issued and sold 83,333 shares of common stock for $60.00 per share for net proceeds of $4.35 million, after deducting underwriting discounts and commissions, and offering costs. At the same time, and as part of the same registration statement, but pursuant to a separate prospectus (the “Resale Prospectus”) the Company registered the sale of 317,667 shares of common stock, including 133,333 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock with an exercise price of $15.00 per share.

Reverse Stock Split. On October 16, 2024, the Company affected a 1-for-15 reverse stock split of its outstanding common stock (the “Reverse Stock Split”). The Reverse Stock Split had no effect on the par value or on the number of authorized shares of common stock. The Company issued one whole share of common stock to any shareholder that would have received a fractional share as a result of the Reverse Stock Split. Therefore, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration was paid in connection with any fractional shares that resulted from the Reverse Stock Split.

Shortly after the Reverse Stock Split, and upon a comprehensive review, the Company became aware of and was informed of highly irregular trading patterns and an unprecedented increase in the number of shareholder accounts resulting in concerns about potential stock manipulation. The Company continues to monitor and investigate this matter and has approved certain round up share requests on a case-by-case basis.

As the par value per share of common stock was not changed in connection with the Reverse Stock Split, we recorded a decrease to common stock on our consolidated balance sheet with a corresponding increase in additional paid-in capital as of December 31, 2024. The Company adjusted the number of outstanding shares of common stock on the consolidated balance sheet and in the statement of changes in stockholders’ equity for all periods presented to reflect the impacts of the Reverse Stock Split. Where we disclose the number of shares of common stock within the footnotes to the consolidated financial statements, we have presented post-Reverse Stock Split amount as denoted.

Unless otherwise noted, all references in the condensed consolidated financial statements and notes to the condensed consolidated financial statements to the number of shares, per share data, restricted stock and stock option data have been retroactively adjusted to give effect to the Reverse Stock Split for each period presented.

On December 15, 2023, we entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC (“Boustead”), as representative of certain underwriters (the “Underwriters”), relating to a public offering of 266,667 shares of the Company’s common stock to the Underwriters at a purchase price to the public of $4.50 per share and also granted to the Underwriters a 45-day option to purchase up to 40,000 additional shares of common stock, solely to cover over-allotments, if any, at the public offering price less the underwriting discounts (the “Follow On Offering”).

The Follow-On Offering closed on December 19, 2023. As a result, the Company sold 266,667 shares of its common stock for total gross proceeds of $1.2 million.

The net proceeds to the Company from the Follow-On Offering, after deducting the underwriting discounts and commissions and offering expenses, were approximately $1.0 million. The Company used the net proceeds from the Offering to finance the marketing and operational expenses associated with the marketing of Prime and its Compounded Products, to hire additional personnel to build organizational talent, to develop and maintain software, and for working capital and other general corporate purposes.

On December 19, 2023, pursuant to the Underwriting Agreement, the Company issued a common stock purchase warrant to Boustead for the purchase of 18,667 shares of common stock at an exercise price of $5.70 per share, subject to adjustments. The warrant is exercisable at any time and from time to time, in whole or in part, until December 14, 2029, and may be exercised on a cashless basis.

On January 18, 2024, the Underwriters notified the Company that they were exercising their over-allotment option in full to purchase an additional 40,000 shares of common stock, which sale closed on January 22, 2024. The net proceeds to the Company from the sale of the 40,000 shares of common stock, after deducting underwriting discounts and expenses, was approximately $160,000. Inclusive of the full exercise of the over-allotment option, a total of 306,667 shares of common stock were issued and sold in the Offering.

On January 22, 2024, pursuant to the Underwriting Agreement, the Company also issued a common stock purchase warrant to Boustead for the purchase of 2,800 shares of common stock at an exercise price of $5.63, subject to adjustments. The warrant is exercisable at any time and from time to time, in whole or in part, until December 14, 2028, and may be exercised on a cashless basis.

On April 5, 2024 (the “Initial Closing Date”), we agreed to definitive terms on a Securities Purchase Agreement dated April 4, 2024 (as amended from time to time, the “SPA”), with an institutional accredited investor (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser, and the Purchaser agreed to purchase from the Company, 1,500 shares of then newly designated Series B Convertible Preferred Stock (“Series B Preferred Stock”) of the Company for $1,650,000, and warrants (the “Initial Warrants”), to purchase up to 220,000 shares of common stock for an aggregate purchase price of $1,500,000. On the Initial Closing Date, the Company sold the Purchaser 500 shares of Series B Preferred Stock (the “Initial Closing Shares”) and the Initial Warrants, for an aggregate of $500,000. The Initial Warrants are exercisable on or after October 4, 2024, and for five years thereafter.

Also on the Initial Closing Date, the Company entered into an Equity Purchase Agreement (the “ELOC”) with the Purchaser pursuant to which the Purchaser committed to purchase up to $25,000,000 (the “Maximum Amount”) of the Company’s common stock (the “Financing”). On the Initial Closing Date, the Company issued 66,667 shares of the Company’s common stock to the Purchaser as a commitment fee (the “Commitment Shares”). The Commitment Shares were valued at $3.22 per share for a total of $214,900.

On April 24, 2024, the Company entered into a Patent Purchase Agreement (the “Intramont IP Purchase Agreement”), with Intramont Technologies, Inc. (“Intramont”). Pursuant to the Intramont IP Purchase Agreement, we purchased certain patents and patent applications owned by Intramont, related to prevention of infections, including the common cold, respiratory diseases, and orally transmitted diseases such as human papillomavirus (HPV) (the “Patents”), in consideration for $20,000,000, which was payable to Intramont by (a) the issuance of 980,000 shares of the Company’s then newly designated 6% Series C Convertible Preferred Stock (the “Series C Preferred Stock”), with a face value of $20.00 per share, for a total value of $19,600,000; and (b) $400,000 in cash, (i) with $200,000 originally payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 originally payable on or before November 30, 2024 (collectively, the “Cash Payments”).

The Company purchased the Patents and assigned the Patents to its then newly formed wholly-owned subsidiary, MangoRx IP Holdings, LLC, a Texas limited liability company (“MangoRx IP”).

On April 26, 2024, the Company partially closed a planned second closing under the SPA (the “Second Closing”) whereby the Purchaser paid $150,000 to the Company in consideration for 150 shares of Series B Preferred Stock.

On April 28, 2024, the Company and the Purchaser entered into an Omnibus Amendment Agreement No. 1 (the “Amendment”), which amended the SPA to, adjust the closings which were to take place under the SPA as follows:

#	Initial Stated Value of Preferred Stock to be issued by installment	Warrants to be issued	Closing Date	Aggregate Purchase Price by installment (USD)
Initial Closing	$550,000	220,000	Initial Closing Date	$500,000 (“Initial Closing Amount”)
Second Closing	$275,000	-	On or before June 30, 2024 (the “Second Closing Date”)	$250,000 (“Second Closing Amount”)
Third Closing	$825,000	100,000	On or before June 30, 2024	$750,000 (“Third Closing Amount”)
Fourth Closing	$1,100,000	-	Such date as is no later than 180 days (the “Fourth Closing Date”) after the shares of common stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act of 1933, as amended (the “Securities Act”), subject to any limitations pursuant to Rule 415	$1,000,000.00 (the “Fourth Closing Amount”)
Total	$2,750,000	320,000		$2,500,000

On May 17, 2024, the Company closed the remaining portion of the Second Closing whereby the Purchaser paid $100,000 to the Company in consideration for an additional 100 shares of Series B Preferred Stock.

On June 28, 2024 (the “Third Closing Date”), the Company sold the Purchaser 750 shares of Series B Preferred Stock (the “Third Closing Shares”) and (a) warrants to purchase up to 66,667 shares of common stock at an exercise price of $7.50 per share; and (b) warrants to purchase up to 33,333 shares of common stock at an exercise price of $15.00 per share (collectively, (a) and (b), the “Additional Warrants”, and together with the Initial Warrants, the “Warrants”, and the shares of common stock issuable upon exercise of the Warrants, the “Warrant Shares”). The Additional Warrants were exercisable on or after October 4, 2024, and for five years thereafter.

If at any time the Warrants are outstanding there occurs any share split, share dividend, share combination recapitalization or other similar transaction involving the common stock (each, a “Share Combination Event”, and such date thereof, the “Share Combination Event Date”) and the Event Market Price (defined below) is less than the then exercise price then in effect, then on the sixth trading day immediately following such Share Combination Event Date, the Exercise Price then in effect on such sixth trading day is automatically reduced (but in no event increased) to the Event Market Price. The “Event Market Price” means, with respect to any Share Combination Event Date, the quotient determined by dividing (x) the sum of the volume weighted average price of the common stock for each of the five trading days ending and including the trading day immediately preceding the sixth trading day after such Share Combination Event Date, divided by (y) five. In connection with the Reverse Stock Split, the exercise price of the Warrants was automatically adjusted to $2.53 per share.

As described in the table above, the sale of an additional 1,000 shares of Series B Preferred Stock in the Fourth Closing was subject to certain conditions to closing and was expected to occur within 180 days after the shares of common stock issuable upon conversion of the Series B Preferred Stock sold in the Initial Closing, Second Closing, Third Closing and Fourth Closing, have been registered under the Securities Act.

On August 26, 2024, the Company partially closed the Fourth Closing under the SPA whereby the Purchaser paid $500,000 to the Company in consideration for 500 shares of Series B Preferred Stock.

On September 26, 2024, the Company partially closed the Fourth Closing under the SPA whereby the Purchaser paid $250,000 to the Company in consideration for 250 shares of Series B Preferred Stock.

On October 2, 2024, 190 shares of Series B Preferred Stock (with an aggregate stated value of $209,000) were converted by the holder into 66,923 shares of common stock at a conversion price of $3.12 per share.

On October 18, 2024, 200 shares of Series B Preferred Stock (with an aggregate stated value of $220,000) were converted by the holder into 93,299 shares of common stock at a conversion price of $2.36 per share.

During 2024, as required under the terms of the Series B Preferred Stock, the Company paid accrued dividends on the Series B Preferred Stock through the issuance of 28,067 shares of common stock that resulted in a deemed dividend of approximately $70,168 that is reflected on the Company’s condensed consolidated statement of changes in stockholders’ equity, as Preferred stock B dividend in common stock.

Effective on December 18, 19, and 31, 2024, we agreed to definitive terms on Securities Purchase Agreements (the “December 2024 SPAs”), with certain institutional accredited investors (the “Purchasers”), pursuant to which the Company sold the Purchasers, and the Purchasers purchased from the Company, 250 shares of Series B Preferred Stock for $250,000, and warrants to purchase 330,000 shares of common stock with an exercise price of $2.71 per share, 100 shares of Series B Preferred Stock for $100,000, and warrants to purchase 132,000 shares of common stock with an exercise price of $2.57 per share, and 50 shares of Series B Preferred Stock for $50,000, and warrants to purchase 60,000 shares of common stock, with an exercise price of $2.57 per share. Each of the December 2024 SPAs closed on the dates they were entered into, and the warrants were granted on the same dates.

On December 19, 2024, the Company entered into a Patent Purchase Agreement (the “Greenfield Purchase Agreement”), with Greenfield Investments, Ltd. (“Greenfield”). Pursuant to the Greenfield Purchase Agreement, we purchased certain patents and patent applications owned by Greenfield, related to mushroom-derived compositions and methods of treatment. The acquired patent encompasses nutraceutical compositions derived from functional mushrooms, including well-known varieties such as Cordyceps sinensis, Ganoderma lucidum (Reishi), and Hericium erinaceus (Lion’s Mane). These formulations are designed to deliver a range of health benefits, such as enhancing immune function, boosting cognitive performance, supporting mood and mental clarity, providing adaptogenic and antioxidant benefits, and suppressing appetite. The patent also specifies the flexibility of the formulations, allowing for the combination of these compounds in precise dosages to maximize synergistic effects. (the “Greenfield Patents”), in consideration for $1,344,150, which was payable to Greenfield by the issuance of 515,000 shares of the Company’s common stock, which have been issued to date.

Effective on January 3rd and 6th, 2025, we agreed to definitive terms on Securities Purchase Agreements (the “January 2025 SPAs”), with certain institutional accredited investors (the “January Purchasers”), pursuant to which the Company sold the January Purchasers, and the January Purchasers purchased from the Company, 300 shares of Series B Preferred Stock for $300,000, and warrants to purchase 396,000 shares of common stock with an exercise price of $2.61 per share; 500 shares of Series B Preferred Stock for $500,000, and warrants to purchase 660,000 shares of common stock with an exercise price of $2.59 per share; and 50 shares of Series B Preferred Stock for $50,000, and warrants to purchase 66,000 shares of common stock with an exercise price of $2.59 per share, respectively. Each of the January 2025 SPAs closed on the dates they were entered into, and the warrants were granted on the same dates.

On January 9, 2025, Mango & Peaches filed a Certificate of Designations of Mango & Peaches Corp., establishing the designations, preferences, limitations, and relative rights of its Series A Super Majority Voting Preferred Stock (the “Series A Preferred Stock”), with the Secretary of State of Texas, which was filed by the Texas Secretary of State on January 15, 2025, effective January 9, 2025 (the “Series A Designation”). The Series A Designation designated 100 shares of Series A Preferred Stock.

The Series A Designation provides for the Series A Preferred Stock to have the following rights: No dividend, liquidation, redemption or conversion rights; voting rights providing that for so long as any shares of Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, have the right to vote on all shareholder matters (including, but not limited to at every meeting of the stockholders of Mango & Peaches and upon any action taken by stockholders of Mango & Peaches with or without a meeting) equal to fifty-one percent (51%) of the total vote (the “Total Series A Vote” and the “Voting Rights”), and that so long as Series A Preferred Stock is outstanding, Mango & Peaches shall not, without the affirmative vote of the holders of at least 66-2/3% of all outstanding shares of Series A Preferred Stock, voting separately as a class (i) amend, alter or repeal any provision of the Certificate of Formation or the Bylaws of Mango & Peaches so as to adversely affect the designations, preferences, limitations and relative rights of the Series A Preferred Stock, (ii) effect any reclassification of the Series A Preferred Stock, (iii) designate any additional series of preferred stock, the designation of which adversely effects the rights, privileges, preferences or limitations of the Series A Preferred Stock; or (iv) amend, alter or repeal any provision of the Series A Designation (except in connection with certain non-material technical amendments). Additionally, subject to the rights of series of preferred stock which may from time to time come into existence, so long as any shares of Series A Preferred Stock are outstanding, Mango & Peaches cannot without first obtaining the approval (by written consent, as provided by law) of the holders of a majority of the then outstanding shares of Series A Preferred Stock, voting together as a class: (a) issue any additional shares of Series A Preferred Stock after the original issuance of shares of Series A Preferred Stock; (b) increase or decrease the total number of authorized or designated shares of Series A Preferred Stock; (c) effect an exchange, reclassification, or cancellation of all or a part of the Series A Preferred Stock; (d) effect an exchange, or create a right of exchange, of all or part of the shares of another class of shares into shares of Series A Preferred Stock; or (e) alter or change the rights, preferences or privileges of the shares of Series A Preferred Stock so as to affect adversely the shares of such series, including the rights set forth in the Series A Designation.

On January 30, 2025, the Company, with the approval of the disinterested members of the Board of Directors and the Company’s Audit Committee, made up of independent members of the Board of Directors, entered into two Assignment, Assumption and Novation Agreements (the “Epiq Scripts Assignments”) with Epiq Scripts, LLC, which is 52% owned by Jacob Cohen, the Company’s Chief Executive Officer and Chairman, and the Chief Executive Officer and sole director of Mango & Peaches, the Company’s current wholly-owned subsidiary (provided that the Company has agreed to issue Mr. Cohen (a) 4,892,906 shares of the common stock of Mango & Peaches (representing 49.0% of Mango & Peaches’s outstanding shares of common stock); and (b) 100 shares of Series A Super Majority Voting Preferred Stock of Mango & Peaches, which will have the right to vote fifty-one percent (51%) of the total vote on all Mango & Peaches shareholder matters).

Pursuant to the Epiq Scripts Assignments, the Company assigned all of its rights under (1) a September 1, 2022, Master Services Agreement, as amended with Epiq Scripts; and (2) a September 15, 2023, Consulting Agreement with Epiq Scripts, to Mango & Peaches, Mango & Peaches agreed to take responsibility for all obligations thereunder, effective as of the assignment date, and Epiq Scripts agreed to novate the responsibility of the Company thereunder, effective as of the assignment date. Additionally, we agreed to indemnify Mango & Peaches for any liability under such agreements prior to the assignment date and Mango & Peaches agreed to indemnify us against any liability under such agreements after the assignment date.

On January 15, 2025, the Company sold the Purchaser the final 250 shares of Series B Preferred Stock (the “Final Fourth Closing Shares”) for $250,000 in connection with a partial and final closing of the Fourth Closing.

On February 11, 2025, and effective on December 31, 2024, we and Intramont entered into a letter agreement, amending the Intramont IP Purchase Agreement (the “Amendment Letter”), pursuant to which Intramont has agreed that all funds paid by the Company towards the furtherance and development of the Patents would be credited against the Cash Payments owed to Intramont and we agreed to work in good faith with Intramont on financing, developing and commercializing the Patents.

As a result of the Amendment Letter, as of September 30, 2025, a total of $160,684 remains due to Intramont in connection with the Cash Payments, which the Company expects to pay over time, by way of expenses associated with the development of the Patents.

On February 12, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 216 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $237,600) into 105,600 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $2.25 per share.

On March 17, 2025, with the approval of the shareholders of the Company at the special meeting of shareholders held on the same date, the Company submitted to the Secretary of the State of Texas, an amendment to the Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock of Mangoceuticals, Inc. (the “Series B Designation”), to: (a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment)(the “Conversion Price”); (b) reduce the floor price set forth therein from $2.25 to $1.50 per share (subject to customary adjustments for stock splits)(the “Floor Price”); (c) remove the dividend rights set forth therein (except for standard participatory rights for dividends declared on the Company’s common stock); and exclude the Company’s current wholly-owned subsidiary, Mango & Peaches Corp. (“Mango & Peaches”), from the definition of Change of Control Transaction thereunder (as a result, the issuance of securities of Mango & Peaches to Mr. Jacob Cohen, the Company’s Chief Executive Officer and Chairman, will not be a Change of Control Transaction, trigger an event of default under the Series B Preferred Stock or be deemed an Equity Condition (as defined in the designation of the Series B Preferred Stock)(the “Designation Amendment”).

On April 3, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 350 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $385,000) into 256,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On April 11, 2025, the Company agreed to definitive terms on a Securities Purchase Agreement with an institutional accredited investor pursuant to which the Company sold the purchaser, and the purchaser purchased from the Company 100 shares of Series B Convertible Preferred Stock of the Company for $100,000.

On April 28, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 100 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $110,000) into 73,333 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On May 1, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 300 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $330,000) into 220,000 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

If the Company or any subsidiary at any time while the warrants are outstanding, shall sell, enter into an agreement to sell or grant any option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition) any common stock or common stock equivalents, at an effective price per share less than the exercise price of the warrants then in effect (such lower price, the “Base Share Price” and such issuances collectively, a “Dilutive Issuance”) then simultaneously with the consummation (or, if earlier, the announcement) of each Dilutive Issuance the exercise price shall be reduced and only reduced to equal the Base Share Price. No adjustment, however, is to be made for certain customary Exempt Issuances (as defined in the SPAs).

On May 13, 2025, Mango & Peaches, the Company’s then wholly-owned subsidiary issued 4,892,906 shares of its common stock and 100 shares of its Series A Super Majority Voting Preferred Stock (collectively, the “M&P Stock”) to Jacob Cohen, the Chief Executive Officer and Chairman of the Company and the Chief Executive Officer of Mango & Peaches, which was due pursuant to the terms of Mr. Cohen’s employment agreement with the Company, as amended.

Following the issuance of the M&P Stock, Mr. Cohen owned 49% of the outstanding common stock of Mango & Peaches and separately had the right to vote fifty-one percent (51%) of the total vote on all Mango & Peaches shareholder matters, voting separately as a class, pursuant to his ownership of the Series A Super Majority Voting Preferred Stock, giving him 75.2% voting control over Mango & Peaches.

The Series A Super Majority Voting Preferred Stock carries dividend rights, liquidation preference, conversion rights, or redemption rights. Its primary feature is its super majority voting power: while any Series A Super Majority Voting Preferred Stock shares remain outstanding, the holders collectively control 51% of the total shareholder vote of Mango & Peaches, regardless of the number of common shares outstanding (i.e., on a non-dilutive basis). Additionally, major corporate actions—such as amending governing documents, reclassifying the Series A Super Majority Voting Preferred Stock, or creating new classes of preferred stock that could affect the Series A Super Majority Voting Preferred Stock—require the approval of at least two-thirds of the Series A Super Majority Voting Preferred Stock holders. The designation also includes protective provisions preventing certain actions, such as issuing more Series A Super Majority Voting Preferred Stock or altering their rights, without majority consent from the Series A Super Majority Voting Preferred Stock holders.

On June 5, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 100 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $110,000) into 73,333 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

On September 16, 2025, a holder of the Company’s Series B Convertible Preferred Stock converted 500 shares of Series B Convertible Preferred Stock (with an aggregate stated value of $550,000) into 366,667 shares of common stock of the Company pursuant to the terms of such Series B Convertible Preferred Stock, including the current conversion price of $1.50 per share.

MangoRx Mexico S.A. de C.V., a Mexican Stock Company, is 98% owned by Mango & Peaches Corp. (“MangoRx Mexico”) The entity was formed in September 2023 and had limited operations as of September 30, 2025.

MangoRx UK Limited, a company incorporated under the laws of the United Kingdom, is 100% owned by Mango & Peaches Corp. The entity was formed in October 2023 and has had limited operations as of September 30, 2025.

Mango & Peaches Corp., a company incorporated under the laws of Texas, is 100% owned by Mangoceuticals, Inc.

MangoRx IP Holdings, LLC, a Texas limited liability company which is 100% owned by Mangoceuticals, Inc. (“MangoRx IP”). The entity has had limited operations as of September 30, 2025.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Mangoceuticals, Inc. (“Mangoceuticals” or the “Company”), was incorporated in the State of a Texas on October 7, 2021, with the intent of focusing on developing, marketing, and selling a variety of men’s wellness products and services via a telemedicine platform. To date, the Company has identified men’s wellness telemedicine services and products as a growing sector in the most recent years and especially related to the areas of erectile dysfunction (“ED”), hair loss, testosterone replacement or enhancement therapies, and weight management treatments. In this regard, we have developed and are commercially marketing a brand of ED products under the brand name “Mango,” a brand of hair loss products under the brand name “Grow,” a brand of hormone balance and therapy products under the name “Mojo,” and a brand of weight loss products under the brand name “Slim” (Mango, Grow, Mojo, and Slim are collectively referred to as the “Compounded Products”).

The Company is also marketing and selling a U.S. Food and Drug Administration (“FDA”) approved form of oral testosterone undecanoate to treat low testosterone in men and as a form of Testosterone Replacement Therapy (TRT), developed and produced by Marius Pharmaceuticals, Inc. under the brand name “Prime” powered by Kyzatrex® (“Prime”) (Prime and our Compounded Products collectively referred to as the “Pharmaceutical Products”).

The Company, through the patent portfolio acquired as part of the Intramont IP Purchase Agreement (as further described below), is in the process of conducting Phase II clinical trials and efficacy studies to determine the effectiveness of its patented respiratory illness prevention technology against the likes of the influenza A virus (H1N1) and avian influenza (H5N1). The studies are anticipated to be completed in the 2nd quarter of 2025 which will then determine the Company’s next steps in its commercialization and monetization efforts.

The Company, through its Master Distribution Agreement with Propre Energie, Inc. (as further described below) intends to license certain intellectual property and patent rights from Propre relating to clinically proven, plant-based formulations targeting hyperpigmentation, dark spots, uneven skin tone, and skin brightening through advanced solutions marketed under the brand Dermytol® (“Dermytol”). The Company is in the process of preparing its marketing and distribution strategy for Dermytol and intends to commence operations under this agreement in the 3rd quarter of 2025.

The Company’s Compounded Products are produced at and fulfilled by a related party compounding pharmacy using a proprietary combination of FDA approved ingredients which are available to patients on the determination of a prescribing physician that the compounded drug is necessary for the individual patient. Mangoceuticals is currently marketing and selling the Pharmaceutical Products exclusively online via its website at www.MangoRx.com. Product availability varies by state with additional details available on our website.

Initial Public Offering. In March 2023, the Company completed an initial public offering (the “IPO”), in which the Company issued and sold 83,333 shares of common stock for $60.00 per share for net proceeds of $4.35 million, after deducting underwriting discounts and commissions, and offering costs. At the same time, and as part of the same registration statement, but pursuant to a separate prospectus (the “Resale Prospectus”) the Company registered the sale of 317,667 shares of common stock, including 133,333 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock with an exercise price of $15.00 per share.

Reverse Stock Split. On October 16, 2024, the Company affected a 1-for-15 reverse stock split of its outstanding common stock (the “Reverse Stock Split”). The Reverse Stock Split had no effect on the par value or on the number of authorized shares of common stock. The Company issued one whole share of common stock to any shareholder that would have received a fractional share as a result of the Reverse Stock Split. Therefore, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration was paid in connection with any fractional shares that resulted from the Reverse Stock Split.

Shortly after the Reverse Stock Split, and upon a comprehensive review, the Company became aware of and was informed of highly irregular trading patterns and an unprecedented increase in the number of shareholder accounts resulting in concerns about potential stock manipulation. The Company continues to monitor and investigate this matter and has approved certain round up share requests on a case-by-case basis.

As the par value per share of common stock was not changed in connection with the Reverse Stock Split, we recorded a decrease to common stock on our consolidated balance sheet with a corresponding increase in additional paid-in capital as of December 31, 2024. The Company adjusted the number of outstanding shares of common stock on the consolidated balance sheet and in the statement of changes in stockholders’ equity for all periods presented to reflect the impacts of the Reverse Stock Split. Where we disclose the number of shares of common stock within the footnotes to the consolidated financial statements, we have presented post-Reverse Stock Split amount as denoted.

Unless otherwise noted, all references in the consolidated financial statements and notes to the consolidated financial statements to the number of shares, per share data, restricted stock and stock option data have been retroactively adjusted to give effect to the Reverse Stock Split for each period presented.

On December 15, 2023, we entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC (“Boustead”), as representative of certain underwriters (the “Underwriters”), relating to a public offering of 266,667 shares of the Company’s common stock to the Underwriters at a purchase price to the public of $4.50 per share and also granted to the Underwriters a 45-day option to purchase up to 40,000 additional shares of common stock, solely to cover over-allotments, if any, at the public offering price less the underwriting discounts (the “Follow On Offering”).

The Follow On Offering closed on December 19, 2023. As a result, the Company sold 266,667 shares of its common stock for total gross proceeds of $1.2 million.

The net proceeds to the Company from the Follow On Offering, after deducting the underwriting discounts and commissions and offering expenses, were approximately $1.0 million. The Company used the net proceeds from the Offering to finance the marketing and operational expenses associated with the marketing of Prime and its Compounded Products, to hire additional personnel to build organizational talent, to develop and maintain software, and for working capital and other general corporate purposes.

On December 19, 2023, pursuant to the Underwriting Agreement, the Company issued a common stock purchase warrant to Boustead for the purchase of 18,667 shares of common stock at an exercise price of $5.70 per share, subject to adjustments. The warrant is exercisable at any time and from time to time, in whole or in part, until December 14, 2029, and may be exercised on a cashless basis.

On January 18, 2024, the Underwriters notified the Company that they were exercising their over-allotment option in full to purchase an additional 40,000 shares of common stock, which sale closed on January 22, 2024. The net proceeds to the Company from the sale of the 40,000 shares of common stock, after deducting underwriting discounts and expenses, was approximately $160,000. Inclusive of the full exercise of the over-allotment option, a total of 306,667 shares of common stock were issued and sold in the Offering.

On January 22, 2024, pursuant to the Underwriting Agreement, the Company also issued a common stock purchase warrant to Boustead for the purchase of 2,800 shares of common stock at an exercise price of $5.63, subject to adjustments. The warrant is exercisable at any time and from time to time, in whole or in part, until December 14, 2028, and may be exercised on a cashless basis.

On April 5, 2024 (the “Initial Closing Date”), we agreed to definitive terms on a Securities Purchase Agreement dated April 4, 2024 (as amended from time to time, the “SPA”), with an institutional accredited investor (the “Purchaser”), pursuant to which the Company agreed to sell to the Purchaser, and the Purchaser agreed to purchase from the Company, 1,500 shares of then newly designated Series B Convertible Preferred Stock (“Series B Preferred Stock”) of the Company for $1,650,000, and warrants (the “Initial Warrants”), to purchase up to 220,000 shares of common stock for an aggregate purchase price of $1,500,000. On the Initial Closing Date, the Company sold the Purchaser 500 shares of Series B Preferred Stock (the “Initial Closing Shares”) and the Initial Warrants, for an aggregate of $500,000. The Initial Warrants are exercisable on or after October 4, 2024, and for five years thereafter.

Also on the Initial Closing Date, the Company entered into an Equity Purchase Agreement (the “ELOC”) with the Purchaser pursuant to which the Purchaser committed to purchase up to $25,000,000 (the “Maximum Amount”) of the Company’s common stock (the “Financing”). On the Initial Closing Date, the Company issued 66,667 shares of the Company’s common stock to the Purchaser as a commitment fee (the “Commitment Shares”). The Commitment Shares were valued at $3.22 per share for a total of $214,900.

On April 26, 2024, the Company partially closed a planned second closing under the SPA (the “Second Closing”) whereby the Purchaser paid $150,000 to the Company in consideration for 150 shares of Series B Preferred Stock.

On May 17, 2024, the Company closed the remaining portion of the Second Closing whereby the Purchaser paid $100,000 to the Company in consideration for an additional 100 shares of Series B Preferred Stock.

On April 28, 2024, the Company and the Purchaser entered into an Omnibus Amendment Agreement No. 1 (the “Amendment”), which amended the SPA to, adjust the closings which were to take place under the SPA as follows:

#	Initial Stated Value of Preferred Stock to be issued by installment	Warrants to be issued	Closing Date	Aggregate Purchase Price by installment (USD)
Initial Closing	$550,000	220,000	Initial Closing Date	$500,000 (“Initial Closing Amount”)
Second Closing	$275,000	-	On or before June 30, 2024 (the “Second Closing Date”)	$250,000 (“Second Closing Amount”)
Third Closing	$825,000	100,000	On or before June 30, 2024	$750,000 (“Third Closing Amount”)
Fourth Closing	$1,100,000	-	Such date as is no later than 180 days (the “Fourth Closing Date”) after the shares of common stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act of 1933, as amended (the “Securities Act”), subject to any limitations pursuant to Rule 415	$1,000,000.00 (the “Fourth Closing Amount”)
Total	$2,750,000	320,000		$2,500,000

On June 28, 2024 (the “Third Closing Date”), the Company sold the Purchaser 750 shares of Series B Preferred Stock (the “Third Closing Shares”) and (a) warrants to purchase up to 66,667 shares of common stock at an exercise price of $7.50 per share; and (b) warrants to purchase up to 33,333 shares of common stock at an exercise price of $15.00 per share (collectively, (a) and (b), the “Additional Warrants”, and together with the Initial Warrants, the “Warrants”, and the shares of common stock issuable upon exercise of the Warrants, the “Warrant Shares”). The Additional Warrants were exercisable on or after October 4, 2024, and for five years thereafter.

If at any time the Warrants are outstanding there occurs any share split, share dividend, share combination recapitalization or other similar transaction involving the common stock (each, a “Share Combination Event”, and such date thereof, the “Share Combination Event Date”) and the Event Market Price (defined below) is less than the then exercise price then in effect, then on the sixth trading day immediately following such Share Combination Event Date, the Exercise Price then in effect on such sixth trading day is automatically reduced (but in no event increased) to the Event Market Price. The “Event Market Price” means, with respect to any Share Combination Event Date, the quotient determined by dividing (x) the sum of the volume weighted average price of the common stock for each of the five trading days ending and including the trading day immediately preceding the sixth trading day after such Share Combination Event Date, divided by (y) five. In connection with the Reverse Stock Split, the exercise price of the Warrants was automatically adjusted to $2.53 per share.

As described in the table above, the sale of an additional 1,000 shares of Series B Preferred Stock in the Fourth Closing was subject to certain conditions to closing and was expected to occur within 180 days after the shares of common stock issuable upon conversion of the Series B Preferred Stock sold in the Initial Closing, Second Closing, Third Closing and Fourth Closing, have been registered under the Securities Act.

On August 26, 2024, the Company partially closed the Fourth Closing under the SPA whereby the Purchaser paid $500,000 to the Company in consideration for 500 shares of Series B Preferred Stock.

On September 26, 2024, the Company partially closed the Fourth Closing under the SPA whereby the Purchaser paid $250,000 to the Company in consideration for 250 shares of Series B Preferred Stock.

On October 2, 2024, 190 shares of Series B Preferred Stock (with an aggregate stated value of $209,000) were converted by the holder into 66,923 shares of common stock at a conversion price of $3.12 per share.

On October 18, 2024, 200 shares of Series B Preferred Stock (with an aggregate stated value of $220,000) were converted by the holder into 93,299 shares of common stock at a conversion price of $2.36 per share.

During 2024, as required under the terms of the Series B Preferred Stock, the Company paid accrued dividends on the Series B Preferred Stock through the issuance of 28,067 shares of common stock that resulted in a deemed dividend of approximately $70,168 that is reflected on the Company’s consolidated statement of changes in stockholders’ equity, as Preferred stock B dividend in common stock.

Effective on December 18, 19, and 31, 2024, we agreed to definitive terms on Securities Purchase Agreements (the “SPAs”), with certain institutional accredited investors (the “Purchasers”), pursuant to which the Company sold the Purchasers, and the Purchasers purchased from the Company, 250 shares of Series B Preferred Stock for $250,000, and warrants to purchase 330,000 shares of common stock with an exercise price of $2.71 per share, 100 shares of Series B Preferred Stock for $100,000, and warrants to purchase 132,000 shares of common stock with an exercise price of $2.57 per share, and 50 shares of Series B Preferred Stock for $50,000, and warrants to purchase 60,000 shares of common stock, with an exercise price of $2.57 per share. Each of the SPAs closed on the dates they were entered into, and the warrants were granted on the same dates.

If the Company or any subsidiary at any time while the warrants are outstanding, shall sell, enter into an agreement to sell or grant any option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition) any common stock or common stock equivalents, at an effective price per share less than the exercise price of the warrants then in effect (such lower price, the “Base Share Price” and such issuances collectively, a “Dilutive Issuance”) then simultaneously with the consummation (or, if earlier, the announcement) of each Dilutive Issuance the exercise price shall be reduced and only reduced to equal the Base Share Price. No adjustment however is to be made for certain customary Exempt Issuances (as defined in the SPAs).

On April 24, 2024, the Company entered into a Patent Purchase Agreement (the “IP Purchase Agreement”), with Intramont Technologies, Inc. (“Intramont”). Pursuant to the IP Purchase Agreement, we purchased certain patents and patent applications owned by Intramont, related to prevention of infections, including the common cold, respiratory diseases, and orally transmitted diseases such as human papillomavirus (HPV) (the “Patents”), in consideration for $20,000,000, which was payable to Intramont by (a) the issuance of 980,000 shares of the Company’s then newly designated 6% Series C Convertible Preferred Stock (the “Series C Preferred Stock”), with a face value of $20.00 per share, for a total value of $19,600,000; and (b) $400,000 in cash, (i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024. The Company and Intramont have agreed to payment in full by December 31, 2024, of which $27,000 has been paid as of December 31, 2024. The Company and Intramont have agreed to a delayed payment of the balance due, without penalty.

The Company purchased the Patents and assigned the Patents to its then newly formed wholly-owned subsidiary, MangoRx IP Holdings, LLC, a Texas limited liability company.

On December 19, 2024, the Company entered into a Patent Purchase Agreement (the “Greenfield Purchase Agreement”), with Greenfield Investments, Ltd. (“Greenfield”). Pursuant to the Greenfield Purchase Agreement, we purchased certain patents and patent applications owned by Greenfield, related to mushroom-derived compositions and methods of treatment. The acquired patent encompasses nutraceutical compositions derived from functional mushrooms, including well-known varieties such as Cordyceps sinensis, Ganoderma lucidum (Reishi), and Hericium erinaceus (Lion’s Mane). These formulations are designed to deliver a range of health benefits, such as enhancing immune function, boosting cognitive performance, supporting mood and mental clarity, providing adaptogenic and antioxidant benefits, and suppressing appetite. The patent also specifies the flexibility of the formulations, allowing for the combination of these compounds in precise dosages to maximize synergistic effects. (the “Greenfield Patents”), in consideration for $1,344,150, which was payable to Greenfield by the issuance of 515,000 shares of the Company’s common stock, which have been issued to date.

MangoRx Mexico S.A. de C.V., a Mexican Stock Company, is 98% owned by Mango & Peaches Corp. (“MangoRx Mexico”) The entity was formed in September 2023 and had limited operations as of December 31, 2024.

MangoRx UK Limited, a company incorporated under the laws of the United Kingdom, is 100% owned by Mango & Peaches Corp. The entity was formed in October 2023 and has had limited operations as of December 31, 2024.

Mango & Peaches Corp., a company incorporated under the laws of Texas, is 100% owned by Mangoceuticals, Inc. (“Mango & Peaches”).

MangoRx IP Holdings, LLC, a Texas limited liability company which is 100% owned by Mangoceuticals, Inc. (“MangoRx IP”).